PRINCIPAL ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
PRINCIPAL ACCOUNTING POLICIES
Weighted average fair value per stock option on grant date (in dollars or CNY per share)	$ 11.59	71.93		70.30		60.88
Risk-free interest rate (as a percent)			0.76%	0.76%	0.59%	0.59%
Risk-free interest rate, minimum (as a percent)	1.15%	1.15%
Risk-free interest rate, maximum (as a percent)	1.28%	1.28%
Expected life (years)	4 years	4 years	4 years	4 years	4 years	4 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)	47.00%	47.00%	49.00%	49.00%	53.00%	53.00%
Weighted average fair value of the common share on date of option grant	$ 30.80		$ 30.14		$ 23.79